Organization and Principal Activities	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO” or the “Company”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. The Company commenced operations through its variable interest entity (“VIE”) and VIE’s subsidiaries in the People’s Republic of China (“PRC”). The Company is mainly engaged in sales of battery packs, battery cells, as well as electric bicycles (“e-bicycle”) and battery cell trading in PRC.

The consolidated financial statements reflect the activities of EZGO and each of the following entities:

Name	Date of Incorporation/ acquisition	Place of incorporation	Percentage of effective ownership	Principal Activities

Wholly owned subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	HK	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	WFOE
Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	WFOE, a holding company

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd., “Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”)	July 2, 2019	PRC	80%	Production and sales of e-bicycles
Tianjin Dilang Import and Export Trading Co., Ltd. (“Dilang Trading”)	June 18, 2021	PRC	80%	Import and Export trade of e-bicycles
Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”)	June 28, 2021	PRC	100%	Production and sales of e-bicycles

Reorganization

EZGO and its wholly-owned subsidiary EZGO HK were established as the holding companies of Changzhou EZGO. The ultimate individual shareholders of and the ownership percentage in EZGO are the same with Jiangsu EZGO on November 8, 2019. On November 8, 2019, Changzhou EZGO entered into a series of contractual arrangements with Jiangsu EZGO and its equity holders, which allow EZGO to exercise effective control over Jiangsu EZGO and receive substantially all the economic benefits of Jiangsu EZGO. These contractual agreements include Proxy Agreement, Exclusive Call Option Agreement, Exclusive Management Consulting and Technical Service Agreement, Equity Pledge Agreement, Loan Agreement and Spousal Consent Letter (collectively “VIE Agreements”).

As a result of these contractual arrangements, the Company is fully and exclusively responsible for the management of Jiangsu EZGO and its subsidiaries, assumes all of risk of losses of Jiangsu EZGO and its subsidiaries and has the exclusive right to exercise all voting rights of Jiangsu EZGO’s equity holders. Therefore, the Company is considered the primary beneficiary of Jiangsu EZGO and its subsidiaries and has consolidated the assets, liabilities, results of operations, and cash flows of Jiangsu EZGO and its subsidiaries.

EZGO and Jiangsu EZGO are under common ownership before and after the reorganization, thus the consolidation of Jiangsu EZGO and its subsidiaries is accounted for in the manner consistent with a reorganization of entities under common control at carrying value. The consolidation of the Company has been prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the consolidated financial statements.

The VIE contractual arrangements

Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other business. Changzhou EZGO is considered a foreign-invested enterprise. To comply with PRC laws and regulations, EZGO primarily conducts its business in China through Jiangsu EZGO and its subsidiaries, based on a series of contractual arrangements. The following is a summary of the contractual arrangements that provide EZGO with effective control of its VIE and VIE’s subsidiaries and that enables it to receive substantially all the economic benefits from their operations.

Each of the VIE Agreements is described in detail below:

Proxy Agreement

Pursuant to the Proxy Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and each of equity holders of Jiangsu EZGO, each of the equity holders irrevocably authorizes WFOE to exercise his or her rights as an equity holder of Jiangsu EZGO, including the right to attend equity holders’ meetings, to exercise voting rights and to transfer all or a part of his or her equity interests therein pursuant to the Exclusive Call Option Agreement. During the term of Proxy Agreement, Jiangsu EZGO and all its equity holders may not terminate the agreements except when this agreement or applicable PRC laws provide otherwise.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, each of the equity holders of Jiangsu EZGO has irrevocably granted WFOE an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all of the equity interest and assets in Jiangsu EZGO from its equity holders. The equity holders of Jiangsu EZGO agree that, without the prior written consent of WFOE, they will not dispose of their equity interests in Jiangsu EZGO or create or allow any encumbrance on their equity interests. The purchase price for the equity interest is to be the minimum price permitted by applicable PRC laws, rules and regulations, or the amount that the equity holders actually pay to Jiangsu EZGO regarding the equity, whichever is lower. The purchase price for the assets is to be the minimum price permitted by applicable PRC laws, rules and regulations, or the net book value of the assets, whichever is lower. The Exclusive Call Option Agreement expires when all the equity interest or all the assets are transferred pursuant to the agreement.

Exclusive Management Consulting and Technical Service Agreement

Pursuant to the Exclusive Management Consulting and Technical Service Agreement, dated November 8, 2019, between WFOE and Jiangsu EZGO, Jiangsu EZGO agrees to engage WFOE as its exclusive provider of management consulting, technical support, intellectual property license and relevant services, including all services within Jiangsu EZGO’s business scope and decided by WFOE from time to time as necessary. Jiangsu EZGO shall pay to WFOE service fees within three months after each fiscal year end. The service fees should be 95% (or a percentage adjusted by WFOE in its sole discretion) of the net profit after the deficit of the prior fiscal year is covered and the statutory reserve is appropriated. WFOE exclusively owns any intellectual property arising from the performance of the Exclusive Management Consulting and Technical Service Agreement. The Exclusive Management Consulting and Technical Service Agreement is effective for twenty years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto. The Exclusive Management Consulting and Technical Service Agreement shall be extended automatically by the expiry thereof, until WFOE’s business term or Jiangsu EZGO’s business term expires, unless otherwise notified by WFOE in writing. During the term of the Exclusive Management Consulting and Technical Service Agreement, Jiangsu EZGO may not terminate the agreements except in the case of WFOE’s gross negligence or fraud, or this agreement or laws provide otherwise. WFOE may terminate this agreement by 30-day written notice to Jiangsu EZGO at any time.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, the equity holders of Jiangsu EZGO have pledged the 100% equity interests in Jiangsu EZGO to WFOE to guarantee performance of all of his or her obligations under the Proxy Agreement, Exclusive Call Option Agreement and Exclusive Management Consulting and Technical Service Agreement. If any event of default as provided for therein occurs, WFOE, as the pledgee, will be entitled to dispose of the pledged equity interests according to applicable PRC laws. On November 28, 2019, WFOE, Jiangsu EZGO and all its equity holders have completed the registration of the equity pledge with the relevant office of State Administration for Market Regulation (“SAMR”) in accordance with the PRC Property Rights Law.

Loan Agreement

Pursuant to the Loan Agreement, dated November 8, 2019, WFOE agrees to provide Jiangsu EZGO with loans of different amounts at an annual interest rate of 24% according to Jiangsu EZGO’s needs from time to time. The term of each loan is 20 years, which can be extended with the written consent of both parties. During the term of the loan or the extended term of the loan, Jiangsu EZGO shall not repay in advance without the written consent of WFOE while in case of certain circumstances, Jiangsu EZGO must repay the loan in advance upon WFOE’s written request.

Spousal Consent Letter

The spouses of individual equity holders of Jiangsu EZGO have each signed Spousal Consent Letters. Under the Spousal Consent Letter, the signing spouse unconditionally and irrevocably has agreed to the execution by his or her spouse of the above-mentioned Equity Pledge Agreement, Exclusive Call Option Agreement and Proxy Agreement, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Jiangsu EZGO held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

Risks in relation to the VIE structure

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, or the FIL, which took effect on January 1, 2020. The FIL does not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the FIL is relatively new, uncertainties still exist in relation to its interpretation and implementation, and it is still unclear how the FIL would affect variable interest entity structure and business operation.

EZGO believes that the contractual arrangements with its VIE and their respective equity holders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in PRC.

Total assets and liabilities presented on the Company’s Consolidated Balance Sheets and revenue, expense, net income presented on Consolidated Statements of Income as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statements of Cash Flows are substantially the financial position, result of operations and cash flows of the EZGO’s VIE and subsidiaries of VIE.

As of September 30, 2020 and 2021, there were no pledge or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE. The amount of the net assets of the VIE was $13,145,145 and $12,508,001 as of September 30, 2020 and 2021, respectively. The creditors of the VIE’s third party liabilities did not have recourse to the general credit of EZGO in normal course of business.

The following financial information of the VIE and the wholly owned subsidiaries of VIE were included in the accompanying consolidated financial statements as of September 30, 2020 and 2021 and for the fiscal years ended September 30, 2019, 2020 and 2021:

	As of September 30,
	2020	2021
Cash	$322,598	$4,508,752
Restrict cash	17,932	15,354
Amount due from non-VIE	-	1,914,828
Amount due from EZGO	-	316,524
Current assets of discontinued operation	750,784	91,997
Total current asset	16,316,861	23,880,044
Non-current asset	3,500,937	14,332,061
Total assets	19,817,798	38,212,105
Amount due to non-VIE	-	13,323,711
Amount due to EZGO	-	3,017,337
Current liabilities of discontinued operation	1,119,684	809,221
Total current liability	6,672,653	25,704,104
Total liabilities	$6,672,653	$25,704,104

	For the fiscal years ended September 30,
	2019	2020	2021
Revenues	$1,371,201	$15,243,282	$19,628,860
Income (loss) from operations	775,863	71,966	(3,497,613)
Other income (loss), net	265,200	378,395	(75,873)
Net income (loss) from continuing operations	767,136	334,298	(2,677,940)
Income (loss) from discontinued operation, net of tax	1,424,301	(57,376)	(36,404)
Net income (loss)	2,191,437	276,922	(2,714,344)
Net income (loss) attributable to EZGO’s shareholders	$1,738,123	$147,174	$(2,279,373)

Net cash (used in) provided by operating activities	$(2,702,167)	$4,024,769	$(1,101,659)
Net cash used in investing activities	(1,922,326)	(3,349,847)	(12,952,082)
Net cash provided by (used in) financing activities	8,217,985	(4,004,361)	18,157,942